Consolidated statements of financial position	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash and cash equivalents (Note 13)	$ 10,170,376	$ 2,534,698
Gold in trust (Note 8)	915,995	955,781
Accounts receivable and prepaid expenses (Note 4)	155,638	175,008
Total current assets	11,242,009	3,665,487
Non-current assets
Right-of-use assets (Note 5)	539,110	151,790
Property, plant and equipment (Note 6)	14,019,532	14,025,665
Exploration and evaluation assets (Note 7)	61,431,639	58,605,829
Total non-current assets	75,990,281	72,783,284
TOTAL ASSETS	87,232,290	76,448,771
Current liabilities
Trade and other payables (Note 11 (a)(c))	508,068	447,551
Current portion of lease liabilities (Note 5)	82,677	134,950
Total current liabilities	590,745	582,501
Non-current liabilities
Long-term portion of lease liabilities (Note 5)	465,930	35,781
Gold loan payable (Note 8)	3,227,545	2,842,756
Warrant liability (Note 9)	623,290
Derivative financial liabilities (Note 8)	391,620	375,417
Deferred income tax liability (Note 14)	1,749,023	1,434,882
Total non-current liabilities	6,457,408	4,688,836
Total liabilities	7,048,153	5,271,337
EQUITY
Share capital (Note 10)	141,040,654	131,189,978
Reserves (Note 10)	21,068,273	19,243,992
Deficit	(81,924,790)	(79,256,536)
Total equity	80,184,137	71,177,434
TOTAL EQUITY AND LIABILITIES	$ 87,232,290	$ 76,448,771